Chase Growth Fund
Schedule of Investments - December 31, 2023 (Unaudited)
Shares		Value
	Common Stocks —97.7%
	Asset Management — 2.6%
14,756	Ares Management Corp. - Class A	$1,754,784

	Auto/Auto Parts — 2.9%
9,686	Autoliv, Inc.	1,067,301
990	O'Reilly Automotive, Inc. (a)	940,579
		2,007,880

	Biotechnology — 1.7%
2,788	Vertex Pharmaceuticals, Inc. (a)	1,134,409

	Building — 4.2%
6,793	Comfort Systems USA, Inc.	1,397,116
3,016	Martin Marietta Materials, Inc.	1,504,713
		2,901,829

	Building Products — 1.6%
5,256	EMCOR Group, Inc.	1,132,300

	Business Services — 1.7%
17,911	CBIZ, Inc. (a)	1,121,050

	Computer - Networking — 2.9%
8,487	Arista Networks, Inc. (a)	1,998,773

	Computer Hardware — 3.6%
12,953	Apple, Inc.	2,493,841

	Computer Software — 15.1%
9,011	CrowdStrike Holdings, Inc. - Class A (a)	2,300,688
9,796	Microsoft Corp.	3,683,688
4,711	Salesforce, Inc. (a)	1,239,653
11,756	SAP SE - ADR	1,817,360
4,849	Workday, Inc. - Class A (a)	1,338,615
		10,380,004

	Electrical Equipment — 2.3%
33,203	Vertiv Holdings Co. - Class A	1,594,740

	Energy, Oil & Gas Exploration & Production — 1.5%
17,398	Imperial Oil Ltd.	994,991

	Energy/Integrated — 1.3%
72,412	Antero Midstream Corp.	907,322

	Energy/Oil Service — 1.5%
68,153	Archrock, Inc.	1,049,556

	Engineering/Construction — 2.4%
7,605	Quanta Services, Inc.	1,641,159

	Finance/Information Services — 5.9%
4,913	FLEETCOR Technologies, Inc. (a)	1,388,463
10,329	Visa, Inc. - Class A	2,689,155
		4,077,618

	Financial Services - Diversified — 4.3%
5,169	Berkshire Hathaway, Inc. - Class B (a)	1,843,576
15,624	Loews Corp.	1,087,274
		2,930,850

	Footwear — 2.3%
2,413	Deckers Outdoor Corp. (a)	1,612,922

	Health Care Distribution — 1.5%
2,285	McKesson Corp.	1,057,909

	Health Care Services — 1.8%
4,129	Medpace Holdings, Inc. (a)	1,265,662

	Hotel/Motel — 1.6%
6,074	Hilton Worldwide Holdings Inc.	1,106,015

	Insurance - Property/Casualty/Title — 1.4%
13,136	Arch Capital Group Ltd. (a)	975,611

	Internet Retail — 8.1%
20,670	Amazon.com, Inc. (a)	3,140,600
684	Booking Holdings, Inc. (a)	2,426,298
		5,566,898

	Internet Software & Services — 8.0%
21,663	Alphabet, Inc. - Class A (a)	3,026,105
6,970	Meta Platforms, Inc. - Class A (a)	2,467,101
		5,493,206

	Machinery — 1.7%
29,114	Flowserve Corp.	1,200,079

	Retail - Apparel — 1.7%
2,336	lululemon athletica inc. (a)	1,194,373

	Retail - Discount — 3.7%
8,168	Ross Stores, Inc.	1,130,369
14,992	TJX Companies, Inc.	1,406,400
		2,536,769

	Security — 1.7%
33,242	API Group Corp. (a)	1,150,173

	Semiconductors — 6.3%
1,249	Broadcom, Inc.	1,394,196
5,975	NVIDIA Corp.	2,958,940
		4,353,136

	Steel — 2.4%
30,220	Howmet Aerospace, Inc.	1,635,506
	Total Common Stocks (Cost $46,529,981)	67,269,365

Shares
	Money Market Fund — 2.4%
1,620,097	Invesco STIT Treasury Portfolio, Institutional Class, 5.27% (b)	1,620,097
	Total Money Market Fund (Cost $1,620,097)	1,620,097
	Total Investments (Cost $48,150,078) — 100.1%	68,889,462
	Liabilities in Excess of Other Assets — (0.1)%	(62,353)
	Total Net Assets — 100.00%	$68,827,109

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day annualized yield as of December 31, 2023.

Summary of Fair Value Disclosure at December 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2023:

Chase Growth Fund
Summary of Fair Value Disclosure at December 31, 2023 (Unaudited)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$5,493,206	$–	$–	$5,493,206
Consumer Discretionary	14,024,856	–	–	14,024,856
Energy	2,951,870	–	–	2,951,870
Financials	9,738,862	–	–	9,738,862
Health Care	3,457,981	–	–	3,457,981
Industrials	10,872,123	–	–	10,872,123
Materials	1,504,713	–	–	1,504,713
Technology	19,225,754	–	–	19,225,754
Total Common Stocks	67,269,365	–	–	67,269,365
Money Market Fund	1,620,097	–	–	1,620,097
Total Investments	$68,889,462	$–	$–	$68,889,462

Refer to the Fund's schedule of investments for a detailed break-out of securities by industry classification.